Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables
Trade and other payables

12. Trade and other payables

	Current
	December 31, 2022	December 31, 2021
Trade payables – supply chain financing arrangement - domestic operations	10,562	1,145
Trade payables – supply chain financing arrangement - foreign operations	136,049	38,428
	146,611	39,573